Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Equity Awards

It is the policy of the Board and the Compensation Committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Additionally, it is our practice not to time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	It is the policy of the Board and the Compensation Committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Additionally, it is our practice not to time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false